POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 21, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015, AS PREVIOUSLY SUPPLEMENTED

SEPTEMBER 24, 2015 AND AUGUST 3, 2015, OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

At a meeting held on December 17, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II approved the termination and winding down of the PowerShares Fundamental Emerging Markets Local Debt Portfolio (Ticker: PFEM) (the “Fund”), with the liquidation payment to shareholders expected to take place on or about March 25, 2016.

After the close of business on March 11, 2016, the Fund no longer will accept creation orders. The last day of trading in the Fund on NYSE Arca, Inc. (“NYSE Arca”) will be March 18, 2016. Shareholders should be aware that while the Fund is preparing to liquidate, it will not be pursuing its stated investment objective or engaging in any business activities except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Shareholders may sell their holdings of the Fund on NYSE Arca until market close on March 18, 2016, and may incur typical transaction fees from their broker-dealer. The Fund’s shares will no longer trade on NYSE Arca after market close on March 18, 2016, and the shares will be subsequently delisted. Shareholders who do not sell their shares of the Fund before market close on March 18, 2016 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about March 25, 2016.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Fund’s distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-PRO-FIX-SUP-3 122115

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 21, 2015 TO THE PROSPECTUS

DATED FEBRUARY 27, 2015, AS PREVIOUSLY SUPPLEMENTED SEPTEMBER 24, 2015,

AUGUST 3, 2015, JULY 1, 2015, JUNE 26, 2015, JUNE 11, 2015 AND MARCH 13, 2015, OF:

PowerShares DWA Developed Markets Momentum Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio
PowerShares DWA SmallCap Momentum Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Water Portfolio
PowerShares International BuyBack AchieversTM Portfolio
PowerShares KBW Bank Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio
PowerShares S&P 500® High Beta Portfolio
PowerShares S&P 500® High Dividend Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P International Developed High Quality Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P MidCap Low Volatility Portfolio
PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Low Volatility Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio

At a meeting held on December 17, 2015, the Board of Trustees (the “Board”) of the PowerShares Exchange-Traded Fund Trust II approved the termination and winding down of the PowerShares KBW Capital Markets Portfolio (Ticker: KBWC) and the PowerShares KBW Insurance Portfolio (Ticker: KBWI) (the “Funds”), with the liquidation payment to shareholders expected to take place on or about March 25, 2016.

After the close of business on March 11, 2016, the Funds no longer will accept creation orders. The last day of trading in each Fund on NYSE Arca, Inc. (“NYSE Arca”) will be March 18, 2016. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objectives or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders.

Shareholders may sell their holdings of each Fund on NYSE Arca until market close on March 18, 2016, and may incur typical transaction fees from their broker-dealer. The Funds’ shares will no longer trade on NYSE Arca after market close on March 18, 2016, and the shares will be subsequently delisted. Shareholders who do not sell their shares of either Fund before market close on March 18, 2016 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about March 25, 2016.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes and

Principal Investment Strategies of Certain Funds

At a meeting held on December 17, 2015, the Board of the PowerShares Exchange-Traded Fund Trust II approved changes, effective as of the close of markets on March 18, 2016 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol and underlying index, as applicable, of PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed High Quality Portfolio (each a “Fund”).

Therefore, following market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

PowerShares S&P Emerging Markets High Beta Portfolio	PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Beta Portfolio	PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed High Quality Portfolio	PowerShares S&P International Developed Quality Portfolio

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

EEHB	EEMO

IDHB	IDMO

IDHQ	No Change

3.) Underlying Index Change. S&P Dow Jones Indices LLC is, and will remain, the index provider for each Fund; however, a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

S&P BMI Emerging Markets High Beta IndexTM	S&P Momentum Emerging Plus LargeMidCap Index

S&P BMI International Developed High Beta IndexTM	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index

S&P International Developed High Quality Rankings Index	S&P Quality Developed ex-U.S. LargeMidCap Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to seek investment results that generally correspond (before fees and expenses) to the price and yield of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P Momentum Emerging Plus LargeMidCap Index

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the New Underlying Index, which is constructed from constituents of the S&P Emerging LargeMidCap Index (the “Emerging LargeMidCap Index”) with the highest “momentum score.” The Emerging LargeMidCap Index is composed of stocks that represent the top 85% of float-adjusted market capitalization companies in each emerging economy country represented in that index. Historically, the Emerging LargeMidCap Index has included stocks from the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Qatar, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates; however, this universe may change in according with the index methodology.

In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the New Underlying Index is based on upward price movements of the security as compared to other eligible securities within the Emerging LargeMidCap Index.

In selecting constituent securities for the New Underlying Index, the Index Provider first calculates the momentum score of each stock in the Emerging LargeMidCap Index by evaluating the percentage change in the stock’s price over the last 12 months, excluding the most recent month, and applying an adjustment based on the security’s volatility over that period. The Index Provider then ranks all the stocks in descending order by momentum score into five quintiles. Stocks with the highest momentum scores (the first quintile) are selected for inclusion in the New Underlying Index. The New Underlying Index uses a modified market capitalization-weighted strategy, as the Index Provider weights securities by multiplying their market capitalization and their momentum score.

S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is constructed from constituents of the S&P Developed ex-U.S. & South Korea LargeMidCap Index (the “Developed ex-U.S. & South Korea Index”) with the highest “momentum score.” The Developed ex-U.S. & South Korea Index is composed of stocks that represent the top 85% of float-adjusted market capitalization companies in each developed market country (excluding the United States and South Korea) represented by that index. Historically, the Developed ex-U.S. & South Korea Index has included all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following developed market countries other than the United States and South Korea: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom; however, this universe may change in according with the index methodology.

In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on upward price movements of the security as compared to other eligible securities within the Developed ex-U.S. & South Korea Index.

In selecting constituent securities for the Underlying Index, the Index Provider first calculates the momentum score of each stock in the Developed ex-U.S. & South Korea Index by evaluating the percentage change in the stock’s price over the last 12 months, excluding the most recent month, and applying an adjustment based on the security’s volatility over that period. The Index Provider then ranks all the stocks by momentum score and selects stocks in the top quintile by momentum score for inclusion in the Underlying Index. The Underlying Index uses a modified market capitalization-weighted strategy, as the Index Provider weights securities by multiplying their float-adjusted market capitalization and their momentum score.

S&P Quality Developed ex-U.S. LargeMidCap Index

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the New Underlying Index, which is constructed from constituents of the S&P Developed ex-U.S. LargeMidCap Index (the “Developed ex-U.S. Index”) that are of the highest quality—that is, stocks of companies that seek to generate higher revenue and cash flow than their counterparts through prudent use of assets and finances. Historically, the Developed ex-U.S. Index has included all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following developed market countries other than the United States: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom; however, this universe may change in according with the index methodology.

In selecting constituent securities for the New Underlying Index, the Index Provider first calculates the quality score of each security in the Developed ex-U.S. Index based on a composite of the following three factors for each stock: (i) return on equity, calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share; (ii) accruals ratio, computed using the change of the company’s net operating asset over the last year divided by the company’s average net operating asset over the last two years; and (iii) financial leverage, calculated as the company’s latest total debt divided by the company’s book value. The Index Provider then selects the 100 stocks with the highest quality score for inclusion in the New Underlying Index. The New Underlying Index is modified float-adjusted market-capitalization weighted, as the Index Provider weights securities by multiplying their float-adjusted market capitalization and their quality score.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-7 122115

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